UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     Chief Financial Officer
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           February 12, 2013
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        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         28
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Form 13F Information Table Value Total:     85,337
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF December 31, 2012

                                                               SHARES/
                                  TITLE              VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                       OF CLASS  CUSIP    X1000     AMOUNT  PRN   CALL   DISCRETION MANAGERS  SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Active Network Inc.              Common  00506D100   2,712     552,362 SH             SOLE      No     552,362
Aeropostale Inc                  Common  007865108     777      59,700 SH             SOLE      No      59,700
Ambassadors Group Inc.           Common  023177108   5,065   1,190,000 SH             SOLE      No   1,190,000
American International Group     Common  026874784   5,173     146,550 SH             SOLE      No     146,550
American Public Education, Inc.  Common  02913V103   4,112     113,844 SH             SOLE      No     113,844
Angie's List Inc                 Common  034754101     479      40,000 SH             SOLE      No      40,000
Berkshire Hills Bancorp Inc      Common  084680107   2,007      84,094 SH             SOLE      No      84,094
Capitol Fed Financing Inc.       Common  14057J101   2,599     222,364 SH             SOLE      No     222,364
Corinthian Colleges Inc.         Common  218868107   6,028   2,460,236 SH             SOLE      No   2,460,236
Crocs Inc.                       Common  227046109     360      25,000 SH             SOLE      No      25,000
DeVry Inc.                       Common  251893103   4,038     170,185 SH             SOLE      No     170,185
DirecTV                          Common  25490A101   4,937      98,420 SH             SOLE      No      98,420
Ebay Inc.                        Common  278642103   2,550      50,000 SH             SOLE      No      50,000
Global Payments Inc.             Common  37940X102     453      10,000 SH             SOLE      No      10,000
Groupon Inc.                     Common  399473107     243      50,000 SH             SOLE      No      50,000
Intralinks Holdings, Inc.        Common  46118H104   4,141     671,191 SH             SOLE      No     671,191
Learning Tree International Inc. Common  522015106   2,549     483,778 SH             SOLE      No     483,778
Legg Mason, Inc.                 Common  524901105   3,086     120,000 SH             SOLE      No     120,000
Markel Corp                      Common  570535104   7,181      16,570 SH             SOLE      No      16,570
Market Leader, Inc.              Common  57056R103   2,009     306,822 SH             SOLE      No     306,822
Mastercard Inc.                  Common  57636Q104   2,217       4,512 SH             SOLE      No       4,512
Monotype Imaging Holdings Inc    Common  61022P100   5,875     367,648 SH             SOLE      No     367,648
Quicksilver Inc.                 Common  74838C106   4,966   1,168,324 SH             SOLE      No   1,168,324
SBA Communications Corp Cl A     Common  78388J106   5,473      77,096 SH             SOLE      No      77,096
TIVO Inc.                        Common  888706108   1,245     101,100 SH             SOLE      No     101,100
True Religion Apparel Inc.       Common  89784N104     636      25,000 SH             SOLE      No      25,000
Viacom Inc. - Class B            Common  92553P201   4,190      79,450 SH             SOLE      No      79,450
Zynga Inc.                       Common  98986T108     236     100,000 SH             SOLE      No     100,000
                                                    85,337   8,794,246                               8,794,246